Note 11 - Income Taxes (Details) - Reconciliation of Income Taxes ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Reconciliation of Income Taxes [Abstract]
Income before income taxes and income of affiliates	¥ 214,422	$ 33,102	¥ 159,720	¥ 106,521
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	¥ 53,605		¥ 39,930	¥ 26,630
Expenses not deductible for tax purposes:
Entertainment	685		579	494
Other	5,176		6,482	12,974
Tax exemption and tax relief:
Tax rate differential	(44,381)		(34,315)	(27,686)
Change in valuation allowance	(4,194)		2,934	13,812
Uncertain tax provisions	15,674		7,928	3,148
Other	(700)		751	(2,214)
Income tax expense	¥ 25,865	$ 3,993	¥ 24,289	¥ 27,158